Fair Value of Financial Assets and Liabilities - Valuation Techniques (Details)	12 Months Ended
Dec. 31, 2015
Jackpot liabilities, annuity
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate	10 years
Treasury yield curve rate used for estimated funding rate (as a percent)	2.26%
Period of credit default swap rate for nonperformance risk	10 years
Credit default swap rate used for nonperformance risk (as a percent)	2.341%
Jackpot liabilities, annuity | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period	1 year
Jackpot liabilities, annuity | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period	25 years
Jackpot liabilities, annuity | Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period	10 years
Jackpot liabilities, lump-sum, current
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate	1 year
Treasury yield curve rate used for estimated funding rate (as a percent)	0.58%
Period of credit default swap rate for nonperformance risk	1 year
Credit default swap rate used for nonperformance risk (as a percent)	0.202%
Jackpot liabilities, lump-sum, noncurrent
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate	2 years
Treasury yield curve rate used for estimated funding rate (as a percent)	1.04%
Period of credit default swap rate for nonperformance risk	2 years
Credit default swap rate used for nonperformance risk (as a percent)	0.368%
Customer financing receivables | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit risk of each customer (as a percent)	5.75%
Customer financing receivables | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit risk of each customer (as a percent)	17.00%